Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	DESP
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NYSE
Entity Registrant Name	Despegar.com, Corp.
Entity Central Index Key	0001703141
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	71,246,000
Entity Address, Address Line One	Juana Manso 1069, Floor 5
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Postal Zip Code	C1107CBU
Entity Incorporation, State or Country Code	D8
Entity File Number	001-38209
Entity Address, Country	AR
ICFR Auditor Attestation Flag	true
Auditor Name	PRICE WATERHOUSE & CO. S.R.L.
Auditor Firm ID	1349
Auditor Location	Buenos Aires, Argentina
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Mariano Scagliarini
Entity Address, Address Line One	Juana Manso 1069, Floor 5
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Postal Zip Code	C1107CBU
City Area Code	54
Local Phone Number	11 4894-3500
Entity Address, Country	AR